COVER LETTER

PRIME ACQUISITION CORP.

No. 322, Zhongshan East Road

Shijiazhuang

Hebei Province, 050011

People’s Republic of China

December 2, 2014

Ms. Jennifer Monick

Senior Staff Accountant

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-3628

Re:	Prime Acquisition Corp. Form 20-F for the year ended December 31, 2013 Filed on September 8, 2014 File No. 001-35105

Dear Ms. Monick:

Prime Acquisition Corp. (the “Company”) hereby acknowledges that, in connection with the letter submitted by Loeb & Loeb LLP on behalf of the Company in response to comments issued by the staff (the “Staff’) of the Securities and Exchange Commission (the “Commission”) in a letter dated November 21, 2014 (the “Staff’s Letter”) relating to the Company’s Annual Report on Form 20-F for the year ended December 31, 2013:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Prime Acquisition Corp.

By: /s/ William Tsu-Cheng Yu
Name: William Tsu-Cheng Yu
Title: Interim Chief Executive Officer